LOANS, FINANCING AND DEBENTURES - Advances on foreign exchange contracts ("ACC"), Advances on foreign exchange delivered ("ACE") and Export prepayment ("PPE") and Revolving credit facility (Details)
R$ in Thousands, $ in Thousands
1 Months Ended
	Feb. 20, 2019 USD ($)	Dec. 03, 2019 USD ($) agreement	Dec. 03, 2019 BRL (R$)	Feb. 20, 2019 BRL (R$)
ACCs, ACEs and PPEs agreements
LOANS, FINANCING AND DEBENTURES
Number of Agreements		10
Notional value		$ 450,000	R$ 1,868,743
ACCs, ACEs and PPEs agreements | Maximum
LOANS, FINANCING AND DEBENTURES
Debt instrument term		1 year
Revolving Credit Facility | Suzano Austria GmbH and Suzano Pulp and Paper Europe SA
LOANS, FINANCING AND DEBENTURES
Notional value	$ 500,000			R$ 1,855,000
Debt instrument term	5 years